Cover	Jul. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2021
Entity File Number	000-55824
Entity Registrant Name	CRANK MEDIA INC
Entity Central Index Key	0001700357
Entity Tax Identification Number	33-1227600
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1720-650 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 4N8
City Area Code	604
Local Phone Number	558-2515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false